NET LOSS PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NET LOSS PER COMMON SHARE
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted loss per share:

	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Numerator:
Loss from continuing operations	$(1,987,728)	$(14,530,815)	$(5,044,226)		$(40,463,749)
Loss from discontinued operations	$-	$(124)	$-		$(50,298)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	273,292,023	208,433,252	271,700,310		180,593,498

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.01)	$(0.07)	$(0.02)	$	(0.22)
Loss from discontinued operations	$(0.00)	$(0.00)	$(0.00)		$(0.00)

	For the year ended December 31, 2012	For the year ended December 31, 2011
Numerator:
Loss from continuing operations	$(49,052,749)	$(21,469,563)
Loss from discontinued operations	$(50,298)	$(3,088,373)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	219,530,283	70,372,421

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.22)	$(0.31)
Loss from discontinued operations	$(0.00)	$(0.04)

Schedule of Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Table Text Block]
	June 30, 2013	June 30, 2012
Common stock equivalents:
Stock options	33,200,000	34,848,000
Stock warrants	12,809,031	12,222,188
Convertible preferred stock	-	-
	46,009,031	47,070,188

	December 31, 2012	December 31, 2011
Common stock equivalents:
Stock options	35,298,000	3,548,000
Stock warrants	16,255,779	35,603,142
Convertible preferred stock	-	8,710,990
Convertible promissory notes embedded conversion feature	-	22,030,656
	51,553,779	69,892,788